COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Office Lease

On October 30, 2019, the Company executed a non-cancellable operating lease for its principal office with the lease commencing November 1, 2019 for a period of 6 months and maturing on April 30, 2020. The Company paid a security deposit of $8,700 at the inception of the lease. The monthly rent of the lease was $8,700. The Company has recorded rent expense of $0 and $8,700 for this non-cancellable lease for its principal office for the three months ended June 30, 2021 and 2020, respectively.

On August 27, 2020, the Company formally executed a month-to-month cancellable operating lease for leasing office space in an executive suite, commencing on September 1, 2020 for $259 per month. The Company paid a security deposit of $259 on September 7, 2020. The monthly rent increased to $279 effective January 1, 2021. The Company has recorded rent expense of $837 and $0 for the three months ended June 30, 2021 and 2020, respectively.

On October 26, 2020, the Company executed a non-cancellable operating lease agreement for its principal office for a monthly rent of $5,500, with the lease commencing on November 1, 2020 for a period of 12 months. The Company paid a security deposit of $55,000 on October 28, 2020. The Company has recorded rent expense of $16,500 and $0 for the three months ended June 30, 2021 and 2020, respectively.

The Company has recorded total rent expense of $17,337 and $8,700 for the three months ended June 30, 2021 and 2020, respectively.

Rent commitment of the Company for the year ended:

March 31, 2022	$22,000
March 31, 2023	-
March 31, 2024	-
March 31, 2025	-
March 31, 2026	-
Total	$22,000

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable. The Company was not aware of any loss contingencies as of June 30, 2021 and March 31, 2021, respectively.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Office Lease

On October 30, 2019, the Company executed a non-cancellable operating lease for its principal office with the lease commencing November 1, 2019 for a period of 6 months and maturing on April 30, 2020. The Company paid a security deposit of $8,700 at the inception of the lease. The monthly rent of the lease was $8,700. The Company has recorded rent expense of $8,700 and $43,500 for this non-cancellable lease for its principal office for the years ended March 31, 2021 and 2020, respectively.

On August 27, 2020, the Company formally executed a month-to-month cancellable operating lease for leasing office space in an executive suite, commencing on September 1, 2020 for $259 per month. The Company paid a security deposit of $259 on September 7, 2020. The monthly rent increased to $279 effective January 1, 2021. The Company has recorded rent expense of $2,391 and $0 for the years ended March 31, 2021 and 2020, respectively.

On October 26, 2020, the Company executed a non-cancellable operating lease agreement for its principal office for a monthly rent of $5,500, with the lease commencing on November 1, 2020 for a period of 12 months. The Company paid a security deposit of $55,000 on October 28, 2020. The Company has recorded rent expense of $27,500 and $0 for the years ended March 31, 2021 and 2020, respectively.

The Company has recorded total rent expense of $38,591 and $43,500 for the years ended March 31, 2021 and 2020, respectively.

As of March 31, 2021, total future minimum annual lease payments under the operating lease were as follows:

For the years ended:	Amount
March 31, 2022	$38,500
March 31, 2023	-
March 31, 2024	-
March 31, 2025	-
March 31, 2026	-
Total	$38,500

The Company has considered the provisions of ASC 842 Topic 842 “Leases”. The Company has elected not to recognize lease assets and lease liabilities for leases with a term of 12 months or less, as it is permitted to make an accounting policy election. The Company has elected to record the rent expense on a straight-line basis ratably over the term of the lease.

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable. The Company was not aware of any loss contingencies as of March 31, 2021 and 2020, respectively.

BLUEONE CARD, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021 AND 2020